Interim Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2025 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,598,805)	$ (2,069,012)	$ (1,570,101)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	515,198	666,717	446,469
Reversal of inventory written-off			(206,675)	$ 129,517
Gain on disposal of subsidiary	(1,016,354)	(1,315,264)
Change in operating assets and liabilities
Account receivables	(1,174,570)	(1,520,011)	(1,453,647)
Contract asset	(520,208)	(673,201)
Deposits, prepaid expenses and other current assets	(2,336,912)	(3,024,199)	(2,220,058)
Advances to related party	(27,830)	(36,015)
Inventory	(38,235)	(49,480)	(114,919)
Account payables	1,703,660	2,204,706	395,383
Accruals and other payables	(665,368)	(861,053)	57,255
Contract liabilities	78,554	101,657	279,014
Lease receivables	(9,304)	(12,040)	14,160
Decrease in operating lease liabilities	(99,279)	(128,477)	(49,185)
Net cash used in operating activities	(5,189,453)	(6,715,672)	(4,422,304)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(15,700)	(20,318)
Net cash outflow from disposal of subsidiary	(11,383)	(14,729)
Loans made to a related party	(223,169)	(288,803)
Additions to intangible assets			(862,454)
Net cash used in investing activities	(250,252)	(323,850)	(862,454)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (repayment of)/proceeds bank loans	405,155	524,311	(258,630)
Borrowing from related parties			150,001
Repayment to related parties	(86,547)	(112,000)
Net proceeds from/(repayment of) short-term borrowings	(363,187)	(470,000)	3,273,000
Proceeds from issuance of shares	4,158,846	5,381,963	2,551,601
Net cash provided by financial activities	4,114,267	5,324,274	5,715,972
Net change in cash and cash equivalents	(1,325,438)	(1,715,248)	431,214
Foreign currency translation	6,475	8,379	14,476
Cash and, cash equivalents and restricted cash as of beginning of the period	3,196,623	4,136,748	514,825	514,825
Cash, cash equivalents and restricted cash as of end of the period	1,877,660	2,429,879	960,515	$ 4,136,748
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	$ 241,558	$ 312,600	$ 223,900